CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss attributable to NaturalShrimp Incorporated	$ (5,412,378)	$ (1,065,265)	$ (3,580,454)	$ (4,728,951)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	758,775	19,677	346,437	100,359
Amortization of debt discount	236,364	0	47,273	577,228
Change in fair value of derivative liability	0	29,000	29,000	27,000
Change in fair value of warrant liability	0	0	0	(3,000)
Loss on warrant settlement	0	0	0	635,000
Financing costs	109,953	0	0	0
Default penalty	0	41,112	41,112	27,000
Net loss attributable to non-controlling interest	0	(3,581)	(5,729)	(82,101)
Forgiveness of PPP loan	(103,200)	0	0	0
Loss on disposal of fixed assets	0	0	0	71,138
Loss due to fire	0	0	0	992,285
Shares issued for services	122,926	128,750	745,250	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(281,729)	(25,424)	(526,646)	(93,407)
Inventory	0	0	0	4,200
Deposits	0	0	0	(167,698)
Accounts payable	(138,766)	168,448	325,264	66,818
Other accrued expenses	(58,396)	(174,926)	117,957	57,307
Accrued expenses - related parties	600,000	0	0	0
Accrued interest	13,018	13,000	39,063	32,537
Accrued interest - related parties	0	18,096	44,096	1,440
Cash used in operating activities	(4,153,434)	(851,113)	(2,377,377)	(2,482,846)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for machinery and equipment	(645,705)	(742,388)	(1,739,186)	(1,232,704)
Cash paid for asset acquisition with VeroBlue Farms, Inc.	0	0	(5,000,000)	0
Cash paid for patent acquisition with F & T	(2,000,000)	0	0	0
Cash paid for acquisition of shares of NCI	(1,000,000)	0	0	0
Cash paid for License Agreement	(2,350,000)	0	0	0
Cash received from Insurance settlement	0	917,210	917,210	0
Cash paid for construction in process	(1,297,819)	(1,738,661)	(1,715,654)	0
Cash (used in) provided by investing activities	(7,293,524)	(1,563,839)	(7,537,630)	(1,232,704)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on bank loan	(4,114)	(15,794)	(19,889)	(14,177)
Payment of note payable	(48,000)	(24,000)	(72,000)	0
Repayment of short-term promissory note and lines of credit	(553,577)	(7,656)	0	0
Repayment line of credit short-term	0	0	0	(199,181)
Proceeds from PPP loan	0	103,200	103,200	0
Proceeds from issuance of common shares	17,277,123	0	0	1,774,000
Shares issued upon exercise of warrants	11,000	0	0	0
Proceeds from sale of Series B Convertible Preferred stock	0	2,500,000	3,250,000	2,250,000
Proceeds from convertible debentures	0	0	600,000	100,000
Payment of note payable, related party	(655,750)	0	0	(50,000)
Payments on convertible debentures	(421,486)	0	0	(85,500)
Redemption of Series D PS	(3,513,504)	0	6,050,000	0
Payments on convertible debentures, related party	0	0	0	(87,600)
Cash received in relation to Vista warrant settlement	0	50,000	50,000	0
Cash provided by financing activities	12,091,692	2,621,062	9,961,311	3,687,542
NET CHANGE IN CASH	644,736	206,110	46,304	(28,008)
CASH AT BEGINNING OF PERIOD	155,795	109,491	109,491	137,499
CASH AT ENDING OF PERIOD	800,531	315,601	155,795	109,491
Right of Use asset and Lease liability	275,400	0	0	275,400
INTEREST PAID	147,199	41,420	100,108	170,911
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Shares issued upon conversion	421,486	336,437	551,021	639,708
Dividends in kind issued	0	134,443	134,442	0
Shares issued on Vista Warrant settlement	0	610,000	610,000	0
Note payable, related party, issued in place of Settlement Agreement	0	383,604	383,604	0
Shares to be issued as consideration for Patent acquisition	5,000,000	0	0	0
Shares to be issued as consideration for acquisition of remaining NCI	2,000,000	0	0	0
Notes payable, issued as consideration in VeroBlue Farms, Inc. asset acquisition	0	0	5,000,000	0
Shares payable, to be issued as finders fee in VeroBlue Farms, Inc. asset acquisition	$ 0	$ 0	$ 136,000	$ 0